Label	Element	Value
Amplify Junior Silver Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Amplify Junior Silver Miners ETF
(formerly ETFMG Prime Junior Silver Miners ETF)

Supplement To the Fund’s Prospectus and Summary Prospectus
Dated January 26, 2024

IMPORTANT NOTICE REGARDING CHANGES TO THE FUND’S INDEX

This Supplement updates certain information in the Fund’s Prospectus and Summary Prospectus and will take effect on or about November 18, 2024.

Notwithstanding anything to the contrary in the Fund’s Prospectus and Summary Prospectus, the sixth and seventh paragraphs of the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

Weighting. The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent and then constituent weightings are determined based on each Index constituent’s theme-adjusted free float market value, subject to certain adjustments. For additional information about the Index’s weighting process see “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies.”

Additionally, the following disclosure is added in the Fund’s Prospectus as the third paragraph of the “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies” section:

The Index is a modified theme-adjusted free float market capitalization-weighted index. A theme-adjusted free float market value is calculated for each Index constituent as the product of its: (i) free float market capitalization; (ii) the issuing company’s silver revenue percentage (as defined by Metals Focus); and (iii) its liquidity factor (calculated as the Index constituent’s three-month average daily traded value divided by the aggregate three-month average daily traded value of all Index constituents). Companies within the “Project Development” sector have an assumed silver revenue of 100% for these purposes. Each Index constituent’s initial weight is determined by dividing its theme-adjusted free float market value by the aggregate theme-adjusted free float market value of all Index components. Initial weights are then adjusted to determine final weights to reduce excessive concentration by: (1) first, raising each Index constituents initial weight to the power of 0.50 (adjusted initial weight); and (2) second, dividing the adjusted initial weight by the aggregate adjusted initial weight of all Index constituents. Index constituents are then grouped based on their market capitalization at the time of the Reconstitution Reference Date. Group 1 Index constituents are those that have a market capitalization at or above the 90th percentile of the portfolio. Group 2 constituents consist of all other Index constituents. Weights from step (2) above are further adjusted on a pro-rata basis such that: (i) the aggregate weight of Group 1 securities cannot exceed 15% of the total portfolio weight; and (ii) no Index constituent weight may exceed 10%.

There are no other changes to the Fund’s investment objective, principal investment strategies, or principal risks.

Please Retain This Supplement for Future Reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Amplify Junior Silver Miners ETF